Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–99.49%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–16.84%
Invesco Dividend Income Fund, Class R6	8.52%	$50,186,524	$6,187,524	$(3,349,213)	$(9,754,766)	$(728,958)	$335,534	2,285,927	$42,541,111
Invesco S&P 500® Enhanced Value ETF	5.83%	35,532,260	11,227,175	(2,523,788)	(14,104,178)	(1,017,606)	311,497	1,229,990	29,113,863
Invesco S&P 500® High Dividend Low Volatility ETF (b)	2.49%	14,766,077	3,600,652	(1,111,084)	(4,484,941)	(360,159)	172,555	413,547	12,410,545
Invesco S&P High Income Infrastructure ETF	—	23,639,691	125,174	(23,916,420)	(1,781,592)	1,933,147	—	—	—
Total Domestic Equity Funds		124,124,552	21,140,525	(30,900,505)	(30,125,477)	(173,576)	819,586		84,065,519
Exchange-Traded Funds–1.17%
Alerian MLP ETF (b),(c)	1.17%	—	10,304,841	(135,657)	(4,145,466)	(198,243)	171,248	1,693,452	5,825,475
Fixed Income Funds–68.03%
Invesco Core Plus Bond Fund, Class R6	14.51%	85,058,522	3,835,991	(14,435,675)	(1,884,550)	(143,835)	237,782	6,769,201	72,430,453
Invesco Corporate Bond Fund, Class R6	3.71%	21,989,612	200,885	(2,205,807)	(1,387,884)	(83,718)	198,893	2,611,155	18,513,088
Invesco Emerging Markets Sovereign Debt ETF (b)	3.41%	20,669,380	1,333,231	(963,657)	(3,734,018)	(299,379)	259,532	711,232	17,005,557
Invesco Floating Rate Fund, Class R6	8.68%	51,842,393	2,626,656	(4,352,617)	(5,985,677)	(810,481)	658,545	6,800,671	43,320,274
Invesco High Yield Fund, Class R6	6.80%	39,702,748	2,479,155	(1,120,519)	(6,794,024)	(304,235)	617,005	10,048,262	33,963,125
Invesco Multi-Asset Income Fund, Class R6	9.97%	58,764,283	7,355,892	(3,873,299)	(11,281,063)	(1,205,975)	814,987	5,806,282	49,759,838
Invesco Quality Income Fund, Class R5	11.68%	69,045,392	4,979,618	(15,361,158)	650,464	(975,780)	686,756	4,977,691	58,338,536
Invesco Taxable Municipal Bond ETF (b)	3.39%	20,514,971	796,515	(4,026,292)	(416,579)	54,728	172,215	547,681	16,923,343
Invesco Variable Rate Preferred ETF	5.88%	35,182,113	3,298,193	(3,208,158)	(5,153,693)	(732,955)	384,404	1,369,315	29,385,500
Total Fixed Income Funds		402,769,414	26,906,136	(49,547,182)	(35,987,024)	(4,501,630)	4,030,119		339,639,714
Foreign Equity Funds–8.34%
Invesco S&P International Developed Low Volatility ETF	5.56%	32,202,183	5,855,671	(2,781,009)	(6,541,064)	(964,629)	251,707	1,056,339	27,771,152
iShares Global Infrastructure ETF (c)	2.78%	—	20,029,201	(1,108,741)	(4,486,256)	(590,989)	—	405,365	13,843,215
Total Foreign Equity Funds		32,202,183	25,884,872	(3,889,750)	(11,027,320)	(1,555,618)	251,707		41,614,367
Real Estate Funds–4.99%
Invesco Global Real Estate Income Fund, Class R6	4.99%	29,531,636	4,218,295	(2,207,280)	(6,072,600)	(539,079)	247,723	3,541,331	24,930,972
Money Market Funds–0.12%
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	—	2,235,422	26,235,173	(28,470,595)	—	—	5,166	—	—
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	—	1,955,994	22,955,776	(24,911,770)	—	—	4,572	—	—
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	0.12%	1,222,970	17,316,759	(17,920,417)	136	(3,967)	3,702	615,727	615,481
Total Money Market Funds									615,481
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $550,483,315)	99.49%	$594,042,171	$154,962,377	$(157,983,156)	$(87,357,751)	$(6,972,113)	$5,533,823	$50,883,168	$496,691,528
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.49%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.93%
Invesco Liquid Assets Portfolio, Institutional Class(d),(e)	0.39%							1,929,689	$1,928,917
Invesco Government & Agency Portfolio, Institutional Class(d),(e)	1.54%							7,701,514	7,701,514
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,630,234)									9,630,431
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $560,113,549)	101.42%								$506,321,959
OTHER ASSETS LESS LIABILITIES	(1.42)%								(7,073,260)
NET ASSETS	100.00%								$499,248,699
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2020.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Income Allocation Fund